FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2009

Check here if Amendment [ ] ;  Amendment Number:

 This Amendment (Check one only):           [ ]  is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Hemberger
Title:   Chief Compliance Officer
Phone:   (212) 584-2367

Signature, Place, and Date of Signing:

/s/  Matthew Hemberger              New York, New York               8/4/2009
    [Signature]                     [City, State]                   [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                      70

Form 13F Information Table Value Total:             $   240,869
                                                     (thousands)


List of Other Included Managers:

                                      NONE

                                                  FAIR MARKET   SHARES OR
                    TITLE OF          CUSIP       VALUE         PRINCIPAL  SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER      CLASS             NUMBER      (000'S)       AMOUNT     PRN   CALL   DISCRETION   MANAGERS   SOLE  SHARED   NONE
--------------      ----------        ---------   -----------   ---------  ---   ----   ----------   --------   ----- -------------
IPC HLDGS LTD       ORD               G4933P901          7078      258898 SH              SOLE                  258898
ALPHA NATURAL
  RESOURCES INC     COM               02076X102          1723       65617 SH              SOLE                  65617
ALPHA NATURAL
  RESOURCES INC     COM               02076X102            30         809 SH     PUT      SOLE                  809
ATLAS ENERGY
  RESOURCES LLC     COM               049303100         11667      571082 SH              SOLE                  571082
AUTOBYTEL INC       COM               05275N106           159      369593 SH              SOLE                  369593
AXSYS
  TECHNOLOGIES
  INC               COM               054615109         10866      202578 SH              SOLE                  202578
BEVERLY NATL
  CORP              COM               088115100          1922       87757 SH              SOLE                  87757
CF INDS HLDGS
  INC               COM               125269100          8838      119208 SH              SOLE                  119208
CF INDS HLDGS
  INC               COM               125269100           155         901 SH     PUT      SOLE                  901
CF INDS HLDGS
  INC               COM               125269100            83         350 SH     PUT      SOLE                  350
CF INDS HLDGS
  INC               COM               125269100           263         600 SH     PUT      SOLE                  600
CAMERON
  INTERNATIONAL
  CORP              COM               13342B105             9         388 SH     PUT      SOLE                  388
CENTENNIAL
  COMMUNCTNS
  CORP N            CL A NEW          15133V208          4421      528818 SH              SOLE                  528818
CENTEX CORP         COM               152312904         14231     1682205 SH              SOLE                  1682205
CITIGROUP INC       COM               172967101            63       21110 SH              SOLE                  21110
CITIGROUP INC       COM               172967101          2144        9767 SH     PUT      SOLE                  9767
CITIGROUP INC       COM               172967101           654        5447 SH     PUT      SOLE                  5447
COMBIMATRIX
  CORPORATION       COM               20009T105           616       87973 SH              SOLE                  87973
COMBIMATRIX
  CORPORATION       *W EXP 99/99/999  20009T113           161      105841 SH              SOLE                  105841
COUGAR
  BIOTECHNOLOGY
  INC               COM               222083107         14291      320486 SH              SOLE                  320486
CUBIST
  PHARMACEUTICALS
  INC               COM               229899109           613       33467 SH              SOLE                  33467
CUBIST
  PHARMACEUTICALS
  INC               COM               229899109            18         593 SH     CALL     SOLE                  593
CURAGEN CORP        COM               23126R101          3911     2715966 SH              SOLE                  2715966
D & E
  COMMUNICATIONS
  INC               COM               232860106          6258      611725 SH              SOLE                  611725
DATA DOMAIN
  INC               COM               23767P109          1661       49800 SH              SOLE                  49800
EMBARQ CORP         COM               29078E105         16875      401212 SH              SOLE                  401212
EMULEX CORP         COM NEW           292475209           942       96280 SH              SOLE                  96280
ENTRUST INC         COM               293848107          1208      667222 SH              SOLE                  667222
FIBERNET
  TELECOM
  GROUP             COM PAR $0.001    315653402          4597      370145 SH              SOLE                  370145
FOUNDATION COAL
  HLDGS INC         COM               35039W100          8819      313727 SH              SOLE                  313727
GOLDLEAF
  FINANCIAL
  SOLUTIONS         COM NEW           38144H208           504      868565 SH              SOLE                  868565
HYPERCOM CORP       COM               44913M105           185      123529 SH              SOLE                  123529
INVERNESS MED
  INNOVATIONS IN    COM               46126P106             1         100 SH     PUT      SOLE                  100
INVERNESS MED
  INNOVATIONS
  IN                COM               46126P106             4          75 SH     PUT      SOLE                  75
LEGACY RESERVES
  LP                UNIT LP INT       524707304          3304      254963 SH              SOLE                  254963
LIBERTY MEDIA
  CORP NEW          ENT COM SER A     53071M500          9164      342569 SH              SOLE                  342569
LOGICVISION INC     COM NEW           54140W305           975      946961 SH              SOLE                  946961
MAGELLAN
  MIDSTREAM
  HLDGS LP          COM LP INTS       55907R108          7346      350138 SH              SOLE                  350138
METAVANTE
  TECHNOLOGIES
  INC               COM               591407101         17783      687683 SH              SOLE                  687683
METAVANTE
  TECHNOLOGIES
  INC               COM               591407101             3         127 SH     PUT      SOLE                  127
MONOGRAM
  BIOSCIENCES
  INC               COM NEW           60975U207           789      174151 SH     PUT      SOLE                  174151
NATCO GROUP INC     CL A              63227W203         13695      416005 SH              SOLE                  416005
NRG ENERGY INC      COM NEW           629377508          2677      103132 SH              SOLE                  103132
NRG ENERGY INC      COM NEW           629377508            10         669 SH     PUT      SOLE                  669
NETAPP INC          COM               64110D104          3625      183827 SH              SOLE                  183827
NETAPP INC          COM               64110D104            15         498 SH     CALL     SOLE                  498
NETAPP INC          COM               64110D104            48         410 SH     CALL     SOLE                  410
NETAPP INC          COM               64110D104             6        1191 SH     PUT      SOLE                  1191
NETAPP INC          COM               64110D104            10         995 SH     PUT      SOLE                  995
PEPSI BOTTLING
  GROUP
  INC               COM               713409100          1431       42294 SH              SOLE                  42294
PEPSIAMERICAS
  INC               COM               71343P200          1898       70810 SH              SOLE                  70810
PETRO-CDA           COM               71644E102         12067      314070 SH              SOLE                  314070
PULTE HOMES INC     COM               745867101           115       13000 SH              SOLE                  13000
REPUBLIC FIRST
  BANCORP INC       COM               760416107          2165      295796 SH              SOLE                  295796
SADIA S A           SPON ADR PFD      786326108          1828      249007 SH              SOLE                  249007
SCHERING PLOUGH
  CORP              COM               806605101         11794      469508 SH              SOLE                  469508
SOFTBRANDS INC      COM               83402A107           691      767238 SH              SOLE                  767238
SPECIALTY
  UNDERWRITERS
  ALLIA             COM               84751T309          3618      570607 SH              SOLE                  570607
STAR SCIENTIFIC
  INC               COM               85517P101             5         955 SH     CALL     SOLE                  955
SUMTOTAL SYS INC    COM               866615107          3443      715797 SH              SOLE                  715797
SUN MICROSYSTEMS
  INC               COM NEW           866810203             5         588 SH              SOLE                  588
SUN MICROSYSTEMS
  INC               COM NEW           866810203           645        5000 SH     CALL     SOLE                  5000
SUN MICROSYSTEMS
  INC               COM NEW           866810203             2         795 SH     CALL     SOLE                  795
SUN MICROSYSTEMS
  INC               COM NEW           866810203           628        5000 SH     CALL     SOLE                  5000
TEPPCO PARTNERS
  LP                UT LTD PARTNER    872384102          6456      216205 SH              SOLE                  216205
TOWER GROUP INC     COM               891777104             7         100 SH     PUT      SOLE                  100
TWEEN BRANDS INC    COM               901166108          2259      338170 SH              SOLE                  338170
VIGNETTE CORP       COM NEW           926734401          9795      744838 SH              SOLE                  744838
WIND RIVER
  SYSTEMS INC       COM               973149107         10647      929086 SH              SOLE                  929086
WYETH               COM               983024100          7607      167596 SH              SOLE                  167596